Business Segments (Other Balances By Segment) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Other Significant Reconciling Item [Line Items]
Future policy benefits	$ 9,572,257	$ 9,150,031
Unearned and advance premium	69,539	74,165
Policy claims and other benefits payable	222,254	221,598
Total	9,864,050	9,445,794
Life Insurance [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Future policy benefits	7,697,108	7,318,283
Unearned and advance premium	16,965	17,343
Policy claims and other benefits payable	118,737	121,000
Total	7,832,810	7,456,626
Health Insurance [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Future policy benefits	589,441	570,775
Unearned and advance premium	52,574	56,822
Policy claims and other benefits payable	103,517	100,598
Total	745,532	728,195
Annuity [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Future policy benefits	1,285,708	1,260,973
Total	$ 1,285,708	$ 1,260,973